ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following:
	December 31, 2021	December 31, 2020
Employee compensation	$ 2,680	$ 511
Contracted services	2,606	399
Business acquisition costs and contingencies	1,331	—
Legal fees	636	447
Other	23	68
Total accrued expenses and other current liabilities	$ 7,276	$ 1,425